UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Connecticut--79.8%
Connecticut,
GO	5.00	12/1/16	5,000,000	5,810,100
Connecticut,
GO	5.00	11/1/18	5,000,000	6,092,300
Connecticut,
GO	5.00	6/1/22	5,000,000	6,309,550
Connecticut,
GO	5.00	9/15/22	4,500,000	5,697,405
Connecticut,
GO	5.00	12/15/22	1,855,000	2,149,296
Connecticut,
GO	5.00	4/15/24	2,500,000	2,918,650
Connecticut,
GO	5.00	11/1/27	2,000,000	2,345,660
Connecticut,
GO	5.00	11/1/27	5,000,000	6,045,350
Connecticut,
GO	5.00	11/1/28	3,000,000	3,507,780
Connecticut,
GO	5.00	11/1/28	5,000,000	6,031,300
Connecticut,
GO	5.00	11/1/31	5,000,000	5,927,100
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	1/1/17	5,000,000	5,823,900
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure

Purposes)	5.00	12/1/21	5,000,000		6,285,850
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	11/1/22	5,000,000		6,065,800
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,395,000		4,221,513
Connecticut,
State Revolving Fund General
Revenue	5.00	1/1/19	5,275,000		6,472,319
Connecticut
State Revolving Fund General
Revenue	5.00	1/1/23	1,250,000		1,543,375
Connecticut Development Authority,
Airport Facility Revenue
(Learjet Inc. Project)	7.95	4/1/26	2,300,000		2,481,539
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home,
Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,975,829
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	4.38	9/1/28	3,000,000		3,281,520
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/21	4,500,000		5,271,975
Connecticut Development Authority,
Water Facilities Revenue
(Aquarion Water Company of
Connecticut Project) (Insured;
XLCA)	5.10	9/1/37	6,550,000		6,948,698
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Senior

Credit Group)	5.00	11/15/40	12,000,000	13,478,640
Connecticut Health and Educational
Facilities Authority, Revenue
(Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000	4,169,294
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue)	5.00	11/1/18	1,320,000	1,586,561
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/25	1,340,000	1,557,938
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/27	1,420,000	1,619,851
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/34	4,000,000	4,388,520
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/35	2,000,000	2,225,480
Connecticut Health and Educational
Facilities Authority, Revenue
(Fairfield University Issue)	5.00	7/1/40	2,500,000	2,761,075
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Academy Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	3/1/32	10,880,000	15,657,082
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/32	1,000,000	1,113,520
Connecticut Health and Educational
Facilities Authority, Revenue
(Hartford HealthCare Issue)	5.00	7/1/41	2,000,000	2,170,680
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care

Issue) (Insured; Radian)	5.25	7/1/32	3,500,000	3,618,825
Connecticut Health and Educational
Facilities Authority, Revenue
(Lawrence and Memorial
Hospital Issue)	5.00	7/1/31	1,000,000	1,110,430
Connecticut Health and Educational
Facilities Authority, Revenue
(Loomis Chaffee School Issue)
(Insured; AMBAC)	5.25	7/1/28	1,760,000	2,347,928
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/19	2,000,000	2,266,880
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/33	5,000,000	5,816,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/37	2,000,000	2,174,680
Connecticut Health and Educational
Facilities Authority, Revenue
(Sacred Heart University Issue)	5.38	7/1/31	1,000,000	1,115,950
Connecticut Health and Educational
Facilities Authority, Revenue
(Salisbury School Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/33	5,000,000	5,595,300
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	6,750,000	7,473,532
Connecticut Health and Educational
Facilities Authority, Revenue

(The William W. Backus
Hospital Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	7/1/23	2,000,000	2,274,260
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,000,000	1,056,050
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,340,695
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.25	7/1/36	5,070,000	5,229,451
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/35	5,000,000	5,701,450
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	6,500,000	7,319,390
Connecticut Health and Educational
Facilities Authority, Revenue
(Western Connecticut Health
Network Issue)	5.38	7/1/41	1,000,000	1,144,660
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.00	7/1/40	5,000,000	5,848,900
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital Issue)	5.75	7/1/34	4,000,000	4,783,760
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale-New Haven Hospital
Issue) (Insured; AMBAC)	5.00	7/1/31	2,500,000	2,729,825

Connecticut Health and Educational
Facilities Authority, State
Supported Child Care Revenue	5.00	7/1/25	1,490,000	1,736,684
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.50	11/15/20	1,670,000	1,677,348
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; National Public
Finance Guarantee Corp.)	4.80	11/15/22	3,430,000	3,616,558
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/21	365,000	384,517
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)	5.00	11/15/35	1,740,000	1,772,486
Connecticut Housing Finance
Authority, Revenue (Housing
Mortgage Finance Program)
(Insured; AMBAC)	5.10	11/15/33	2,500,000	2,632,400
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	1,000,000	1,010,140
Connecticut Resources Recovery
Authority, RRR (American
Ref-Fuel Company of
Southeastern Connecticut
Project)	5.50	11/15/15	3,250,000	3,282,955
Connecticut Transmission Municipal
Electric Energy Cooperative,

Transmission System Revenue	5.00	1/1/42	3,000,000	3,407,220
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/14	910,000	913,403
Eastern Connecticut Resource
Recovery Authority, Solid
Waste Revenue (Wheelabrator
Lisbon Project)	5.50	1/1/20	7,000,000	7,027,440
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/37	1,800,000	1,996,290
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/30	5,000,000	5,465,500
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/35	2,000,000	2,189,080
Hamden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/14	5,000	5,384
Hartford,
GO	5.00	7/15/16	1,775,000	1,998,898
Hartford,
GO	5.00	4/1/17	2,325,000	2,655,778
Hartford,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/32	850,000	971,771
Meriden,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/16	2,090,000	2,407,868

New Britain,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,808,420
New Haven,
GO	5.00	3/1/17	1,425,000	1,627,279
New Haven,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	3/1/29	1,000,000	1,121,360
Norwalk,
GO	5.00	7/15/24	1,000,000	1,249,270
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/31	3,940,000	4,632,337
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/32	1,370,000	1,628,067
South Central Connecticut Regional
Water Authority, Water System
Revenue	5.00	8/1/33	4,000,000	4,731,440
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000	2,612,540
South Central Connecticut Regional
Water Authority, Water System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000	2,276,920
Stamford,
GO	5.00	7/1/21	4,410,000	5,608,153
University of Connecticut,
GO	5.00	2/15/25	1,000,000	1,179,320
University of Connecticut,
GO	5.00	2/15/27	1,000,000	1,185,160
University of Connecticut,
GO	5.00	2/15/28	1,000,000	1,185,160
University of Connecticut,
GO (Insured; Assured Guaranty

Municipal Corp.)	5.00	2/15/24	1,225,000		1,333,694
University of Connecticut,
Special Obligation Student Fee
Revenue	5.00	11/15/24	5,000,000		6,227,200
U.S. Related--17.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	3,000,000		3,029,970
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	935,880
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,120,690
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.45	5/15/16	1,445,000		1,663,932
Guam Power Authority,
Revenue	5.50	10/1/30	1,750,000		1,985,987
Guam Power Authority,
Revenue	5.00	10/1/34	2,000,000		2,237,880
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	750,000		772,680
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		2,130,100
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	1,000,000		967,500
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	6,000,000		6,219,480
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/16	3,270,000		3,504,361
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	4,925,000		5,128,107

Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		5,159,250
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,000,000		3,022,770
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	1,005,000		1,027,190
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Prerefunded)	5.50	7/1/16	5,000,000	[a]	5,844,900
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/33	7,750,000		7,832,150
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	5,500,000	[b]	1,323,355
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000		1,592,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	4,000,000		4,460,480
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,450,000		3,801,072
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	5,000,000		5,465,100
Total Long-Term Municipal Investments
(cost $352,756,981)					379,667,640

Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)		Value ($)
Connecticut;
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.09	2/1/13	4,900,000	c	4,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.09	2/1/13	300,000	c	300,000
Total Short-Term Municipal Investments
(cost $5,200,000)					5,200,000
Total Investments (cost $357,956,981)			98.9%		384,867,640
Cash and Receivables (Net)			1.1%		4,175,873
Net Assets			100.0%		389,043,513

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2013, net unrealized appreciation on investments was $26,910,659 of which $28,653,535 related to appreciated investment securities and $1,742,876 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts

EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	384,867,640	-	384,867,640

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Maryland Fund
January 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.4%	Rate (%)	Date	Amount ($)	Value ($)
Maryland--83.8%
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/19	1,575,000	1,937,376
Anne Arundel County,
Consolidated General
Improvements GO	5.00	4/1/24	1,520,000	1,890,500
Baltimore,
Consolidated Public
Improvement GO	5.00	10/15/24	1,480,000	1,815,324
Baltimore,
Project Revenue (Wastewater
Projects)	5.00	7/1/23	1,000,000	1,230,880
Baltimore,
Project Revenue (Wastewater
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	630,000	749,820
Baltimore,
Subordinate Project Revenue
(Water Projects)	5.75	7/1/39	750,000	903,278
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/18	2,500,000	3,038,500
Carroll County,
Consolidated Public
Improvement GO	5.00	11/1/22	1,075,000	1,379,666
Frederick,
Public Improvement GO	5.00	9/1/18	2,500,000	3,052,650
Howard County,
COP	8.15	2/15/20	605,000	880,408

Hyattsville,
Special Obligation Revenue
(University Town Center
Project)	5.75	7/1/34	3,000,000		3,063,120
Maryland,
GO (State and Loan Facilities
Loan)	5.00	11/1/18	3,000,000		3,690,180
Maryland,
GO (State and Local Facilities
Loan)	5.00	3/15/20	2,000,000		2,452,980
Maryland Community Development
Administration, Department of
Housing and Community
Development, Housing Revenue	5.95	7/1/23	625,000		626,213
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	4.85	9/1/47	4,095,000		4,214,697
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	2,000,000		2,288,740
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000		1,144,370
Maryland Economic Development
Corporation, LR (Maryland
Aviation Administration
Facilities) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.38	6/1/13	7,000,000	[a]	7,120,260
Maryland Economic Development
Corporation, LR (Maryland
Public Health Laboratory
Project)	5.00	6/1/20	1,000,000		1,233,030
Maryland Economic Development

Corporation, PCR (Potomac
Electric Project)	6.20	9/1/22	2,500,000	3,052,875
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	2,000,000	2,239,420
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park
Projects)	5.75	6/1/33	1,000,000	1,097,580
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/23	835,000	995,262
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	5.00	7/1/32	1,000,000	1,094,230
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/39	2,500,000	3,086,150
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Carroll
Hospital Center Issue)	5.00	7/1/37	500,000	554,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Charlestown Community Issue)	6.13	1/1/30	1,250,000	1,458,675
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Goucher
College Issue)	5.00	7/1/34	1,000,000	1,151,910
Maryland Health and Higher

Educational Facilities
Authority, Revenue (Greater
Baltimore Medical Center Issue)	5.38	7/1/26	1,500,000	1,741,425
Maryland Health and Higher
Educational Facilities
Authority, Revenue (MedStar
Health Issue)	5.00	8/15/41	500,000	562,200
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.00	7/1/31	500,000	551,065
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Mercy
Medical Center Issue)	5.50	7/1/42	1,000,000	1,065,350
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/26	1,630,000	1,791,321
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Peninsula
Regional Medical Center Issue)	5.00	7/1/36	2,100,000	2,232,216
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	5/15/26	1,000,000	1,188,140
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/29	1,000,000	1,201,610
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System

Obligated Group Issue)	5.00	5/15/40	4,945,000		5,490,532
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (Insured; National
Public Finance Guarantee Corp.)	7.00	7/1/22	4,350,000		5,331,664
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Upper
Chesapeake Hospitals Issue)	6.00	1/1/38	3,005,000		3,403,162
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.25	7/1/18	500,000	[b]	199,955
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
Christian Academy Issue)	5.50	7/1/38	3,540,000	[b]	1,415,681
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Washington
County Hospital Issue)	5.75	1/1/38	2,500,000		2,709,100
Maryland Industrial Development
Financing Authority, EDR (Our
Lady of Good Counsel High
School Facility)	6.00	5/1/35	1,600,000		1,673,360
Maryland Transportation Authority,
Passenger Facility Charge
Revenue (Baltimore/Washington
International Thurgood
Marshall Airport)	5.00	6/1/22	2,345,000		2,810,600
Maryland Transportation Authority,
Transportation Facilities
Projects Revenue	5.00	7/1/25	2,000,000		2,467,220
Montgomery County,
Consolidated Public

Improvement GO	5.00	7/1/20	1,455,000		1,835,031
Montgomery County,
Consolidated Public
Improvement GO	5.00	11/1/21	2,000,000		2,501,680
Montgomery County,
Revenue (Trinity Health Credit
Group Issue)	5.00	12/1/40	1,000,000		1,130,530
Montgomery County,
Special Obligation Revenue
(West Germantown Development
District) (Insured; Radian)	5.50	7/1/27	1,475,000		1,485,148
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/28	21,000,000	[c]	8,909,670
Montgomery County Housing
Opportunities Commission, SFMR	0.00	7/1/33	2,945,000	[c]	899,432
Montgomery County Housing
Opportunities Commission, SFMR	5.00	7/1/36	1,580,000		1,623,513
Northeast Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/16	6,500,000		6,557,525
Prince Georges County,
Special Obligation Revenue
(National Harbor Project)	5.20	7/1/34	3,000,000		3,069,810
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	4.00	10/1/17	1,500,000		1,722,765
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	10/1/22	2,000,000		2,564,440
University System of Maryland,
Auxiliary Facility and Tuition
Revenue	5.00	4/1/26	1,000,000		1,210,970
Washington Metropolitan Area
Transit Authority, Gross
Transit Revenue	5.25	7/1/29	1,750,000		2,026,325

Washington Suburban Sanitary
District, Consolidated Public
Improvement GO	5.00	6/1/18	1,805,000	2,195,710
Wicomico County,
Consolidated Public
Improvement GO	4.00	9/1/15	2,155,000	2,352,312
U.S. Related--15.6%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,105,540
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	860,000	958,900
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000	1,134,850
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,043,720
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	1,000,000	1,033,720
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	500,000	513,450
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/26	1,000,000	1,020,000
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,000,000	1,068,320
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/38	1,000,000	1,048,100
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,500,000	3,567,865
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000	1,007,590
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,110,000	1,134,820
Puerto Rico Infrastructure

Financing Authority, Special
Tax Revenue	5.00	7/1/25	1,250,000	1,253,450
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,580,000	1,761,890
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,754,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	1,500,000	1,704,975
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000	2,732,550
Total Investments (cost $151,341,638)			99.4%	158,205,696
Cash and Receivables (Net)			.6%	1,027,764
Net Assets			100.0%	159,233,460

a

This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Non-income producing security; interest payments in default.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2013, net unrealized appreciation on investments was $6,864,058 of which $9,133,732 related to appreciated investment securities and $2,269,674 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	156,590,060	1,615,636	158,205,696

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--85.0%
Boston Housing Authority,
Capital Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	1,900,000		2,094,408
Boston Industrial Development
Financing Authority, Sewage
Facility Revenue (Harbor
Electric Energy Company
Project)	7.38	5/15/15	805,000		808,856
Boston Water and Sewer Commission,
Revenue (Prerefunded)	5.00	11/1/14	2,000,000	[a]	2,165,440
Cambridge,
GO	5.00	1/1/20	3,255,000		4,052,800
Lexington,
GO	5.00	2/1/17	2,030,000		2,381,271
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,835,000	[a]	1,969,175
Marblehead,
GO (Prerefunded)	5.00	8/15/14	1,925,000	[a]	2,065,756
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,419,639
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,295,220
Massachusetts,
GO	0.76	11/1/25	5,000,000	[b]	4,909,700
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/16	2,000,000		2,303,440
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,284,130

Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,422,350
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	2,500,000		3,241,575
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,736,800
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/34	2,500,000		2,906,025
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/15	2,400,000	[a]	2,670,480
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	425,000		479,574
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)	7.00	3/1/21	500,000		658,930
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/18	3,250,000		4,026,002
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/21	1,000,000		1,262,680
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		4,021,020
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/27	2,000,000		2,399,960
Massachusetts College Building
Authority, Project Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	5/1/26	5,385,000	[c]	3,838,213
Massachusetts College Building

Authority, Project Revenue
(Insured; XLCA)	5.50	5/1/28	1,450,000	1,880,578
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue	5.00	1/1/27	4,000,000	4,613,640
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	1,000,000	1,086,280
Massachusetts Development Finance
Agency, Revenue (Assumption
College Issue) (Insured;
Radian)	6.00	3/1/30	1,905,000	1,907,972
Massachusetts Development Finance
Agency, Revenue (Berklee
College of Music Issue)	5.00	10/1/31	1,000,000	1,156,140
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/26	1,250,000	1,429,038
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	5.00	10/1/29	1,475,000	1,665,777
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/30	2,000,000	2,345,660
Massachusetts Development Finance
Agency, Revenue (Noble and
Greenough School Issue)	5.00	4/1/21	600,000	740,070
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.38	7/1/41	4,000,000	4,566,000
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.00	7/1/30	1,000,000	1,107,880
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	1,500,000	1,720,905
Massachusetts Development Finance

Agency, Revenue (UMass
Memorial Issue)	5.50	7/1/31	500,000	571,755
Massachusetts Development Finance
Agency, Revenue (Wheelock
College Issue)	5.25	10/1/37	2,500,000	2,621,925
Massachusetts Development Finance
Agency, Revenue (Whitehead
Institute for Biomedical
Research Issue)	5.00	6/1/23	1,350,000	1,628,573
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.00	2/1/36	2,000,000	2,105,760
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/27	4,750,000	4,883,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Colleges Program Issue)
(Insured; AMBAC)	5.25	10/1/26	2,845,000	2,848,613
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	1,000,000	1,157,310
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/24	2,350,000	2,855,180
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/20	1,000,000	1,139,570
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Massachusetts Eye and Ear
Infirmary Issue)	5.38	7/1/35	1,000,000		1,088,460
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/33	4,000,000		5,706,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/19	1,000,000		1,216,750
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,000,000		2,286,540
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/47	4,950,000		5,394,609
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Springfield College Issue)
(Insured; Radian) (Prerefunded)	5.13	10/15/13	1,100,000	[a]	1,148,048
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.00	7/1/24	1,000,000		1,178,690
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/18	1,625,000		2,009,166
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	3,000,000		3,541,290
Massachusetts Health and

Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	1,895,000	2,005,213
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,070,000	1,119,370
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wheaton
College Issue)	5.00	1/1/30	2,405,000	2,723,422
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	5.25	7/1/38	1,000,000	1,110,310
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/24	1,160,000	1,184,476
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,200,000	1,224,216
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/28	2,000,000	2,059,100
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	6/1/30	350,000	358,004
Massachusetts Housing Finance
Agency, Housing Revenue	5.25	12/1/33	1,350,000	1,355,063
Massachusetts Housing Finance
Agency, Housing Revenue	5.10	12/1/37	2,130,000	2,183,782
Massachusetts Housing Finance
Agency, Housing Revenue	5.20	12/1/37	1,905,000	1,983,162
Massachusetts Housing Finance
Agency, SFHR	4.75	12/1/30	1,205,000	1,223,858
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000	1,834,725
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000	6,595,130
Massachusetts School Building
Authority, Senior Dedicated

Sales Tax Revenue	5.00	8/15/17	3,000,000	3,570,870
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	6,610,000	8,359,667
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/22	2,000,000	2,544,560
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/35	4,000,000	4,690,720
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Bonds	5.00	8/1/27	1,535,000	1,828,707
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/25	2,000,000	2,428,880
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,500,000	1,778,955
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/26	2,000,000	2,327,560
Metropolitan Boston Transit
Parking Corporation,
Systemwide Senior Lien Parking
Revenue	5.00	7/1/24	1,320,000	1,574,021
Sandwich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/15/19	1,000,000	1,112,720
U.S. Related--13.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.38	5/15/33	1,720,000	1,737,183
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.50	5/15/39	1,245,000	1,257,438

Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	389,950
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,115,000
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,112,610
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,134,850
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000		483,750
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	2,000,000		2,073,160
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,051,000
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; XLCA)	5.25	7/1/17	1,460,000		1,563,675
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,500,000		2,587,525
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,000,000		1,007,590
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,000,000		1,022,360
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	6,840,000	[c]	1,645,772
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	5.50	7/1/19	1,225,000		1,327,324
Puerto Rico Public Buildings
Authority, Guaranteed
Government Facilities Revenue

(Insured; AMBAC)	6.25	7/1/15	1,100,000		1,249,886
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000		1,061,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,500,000		2,787,800
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,000,000		2,203,520
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	2,500,000		2,732,550
Total Long-Term Municipal Investments
(cost $198,762,048)					214,736,177
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.6%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.09	2/1/13	1,200,000	d	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.09	2/1/13	200,000	d	200,000
Total Short-Term Municipal Investments
(cost $1,400,000)					1,400,000
Total Investments (cost $200,162,048)			99.1%		216,136,177
Cash and Receivables (Net)			.9%		2,042,215
Net Assets			100.0%		218,178,392

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Variable rate security--interest rate subject to periodic change.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2013, net unrealized appreciation on investments was $15,974,129 of which $16,978,108 related to appreciated investment securities and $1,003,979 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	216,136,177	-	216,136,177

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Minnesota Fund
January 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.5%	Rate (%)	Date	Amount ($)	Value ($)
Minnesota--95.1%
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	885,000	922,303
Andover Economic Development
Authority, Public Facility LR
(City of Andover Community
Center)	5.20	2/1/34	615,000	640,922
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	275,294	291,278
Hennepin County,
GO	4.00	12/1/17	1,140,000	1,313,953
Hennepin County,
GO	5.00	12/1/17	2,080,000	2,504,632
Hennepin County,
Second Lien Sales Tax Revenue
(Ballpark Project)	5.00	12/15/29	1,500,000	1,713,870
Hutchinson,
Public Utility Revenue	5.00	12/1/22	200,000	244,614
Lakeville Independent School
District Number 194, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
FGIC)	5.50	2/1/24	5,700,000	5,722,686
Mahtomedi Independent School

District Number 832, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program) (Insured;
National Public Finance
Guarantee Corp.)	0.00	2/1/17	1,275,000	[a]	1,229,189
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/22	2,500,000		3,212,675
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/23	2,000,000		2,542,440
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	9/1/25	2,000,000		2,510,540
Minneapolis,
GO	0.00	12/1/14	1,825,000	[a]	1,815,255
Minneapolis,
Health Care System Revenue
(Fairview Health Services)
(Insured; Assured Guaranty
Municipal Corp.)	6.50	11/15/38	3,000,000		3,689,190
Minneapolis,
Tax Increment Revenue (Saint
Anthony Falls Project)	5.75	2/1/27	1,000,000		1,005,780
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facilities Revenue
(Childrens's Health Care)	5.25	8/15/35	1,000,000		1,146,800
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/18	1,000,000		1,042,530

Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care Facility Revenue
(HealthPartners Obligated
Group Project)	6.00	12/1/20	2,290,000	2,385,424
Minneapolis and Saint Paul Housing
and Redevelopment Authority,
Health Care System Revenue
(Allina Health System)	5.25	11/15/29	1,000,000	1,125,580
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue	5.00	1/1/26	1,000,000	1,190,330
Minnesota,
911 Revenue (Public Safety
Radio Communications System
Project)	5.00	6/1/25	1,000,000	1,173,050
Minnesota,
GO (State Trunk Highway Bonds)	5.00	8/1/22	1,500,000	1,930,275
Minnesota,
GO (Various Purpose)	5.00	8/1/22	2,500,000	3,217,125
Minnesota,
GO (Various Purpose)	5.00	8/1/25	2,500,000	3,061,275
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/23	2,500,000	3,106,950
Minnesota Agricultural and
Economic Development Board,
Health Care System Revenue
(Fairview Health Care Systems)	6.38	11/15/29	150,000	150,596
Minnesota Higher Education
Facilities Authority, Revenue
(Carleton College)	5.00	3/1/30	1,000,000	1,158,290
Minnesota Higher Education
Facilities Authority, Revenue
(College of Saint Scholastica,
Inc.)	5.13	12/1/40	750,000	816,570

Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)	5.00	10/1/31	750,000	856,290
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	6/1/35	1,635,000	1,894,801
Minnesota Higher Education
Facilities Authority, Revenue
(Saint Olaf College)	5.00	10/1/21	1,000,000	1,178,480
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	4/1/29	1,000,000	1,125,090
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/29	1,500,000	1,719,495
Minnesota Higher Education
Facilities Authority, Revenue
(University of Saint Thomas)	5.00	10/1/39	1,700,000	1,902,351
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue	4.65	7/1/22	1,990,000	2,079,689
Minnesota Municipal Power Agency,
Electric Revenue	5.00	10/1/37	2,000,000	2,175,360
Minnesota Office of Higher
Education, Supplemental
Student Loan Program Revenue	5.00	11/1/29	1,750,000	1,975,505
Northern Municipal Power Agency,
Electric System Revenue	5.00	1/1/20	2,500,000	3,009,925
Northfield,
HR	5.38	11/1/31	1,240,000	1,298,082
Olmsted County,
GO Crossover Bonds	5.00	2/1/21	750,000	949,327
Ramsey,
LR (Pact Charter School
Project)	6.75	12/1/33	1,000,000	1,036,400
Rochester,
GO Waste Water Revenue	5.00	2/1/22	1,500,000	1,903,605

Rochester,
GO Waste Water Revenue	5.00	2/1/24	1,795,000		2,231,670
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	4.50	11/15/21	1,000,000		1,216,650
Rochester,
Health Care Facilities Revenue
(Mayo Clinic)	5.00	11/15/38	1,000,000		1,145,880
Rosemount-Apple Valley-Eagan
Independent School District
Number 196, GO School Building
Bonds (Minnesota School
District Credit Enhancement
Program) (Insured; National
Public Finance Guarantee Corp.)	0.00	4/1/14	2,960,000	[a]	2,949,670
Saint Cloud,
Health Care Revenue
(CentraCare Health System)	5.13	5/1/30	1,000,000		1,115,070
Saint Cloud,
Health Care Revenue
(CentraCare Health System
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.50	5/1/39	2,000,000		2,228,860
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/30	1,000,000		1,129,840
Saint Louis Park,
Health Care Facilities Revenue
(Park Nicollet Health Services)	5.75	7/1/39	3,000,000		3,398,640
Saint Paul Housing and
Redevelopment Authority,
Parking Revenue (Parking
Facilities Project)	5.00	8/1/35	650,000		719,043
Saint Paul Housing and
Redevelopment Authority,
Recreational Facility LR
(Jimmy Lee Recreational Center)	5.00	12/1/32	750,000		811,200

Saint Paul Port Authority,
Revenue (Amherst H. Wilder
Foundation Project)	5.00	12/1/29	2,000,000		2,269,100
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/25	4,505,000	[a]	3,116,919
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	1/1/26	4,625,000	[a]	3,055,552
Todd, Morrison, Cass and Wadena
Counties United Hospital
District, Health Care Facility
Revenue (Lakewood Health
System)	5.00	12/1/21	1,000,000		1,053,120
University of Minnesota Regents,
GO	5.00	12/1/24	1,000,000		1,240,770
University of Minnesota Regents,
GO	5.00	12/1/36	1,500,000		1,770,120
Vadnais Heights Economic
Development Authority,
Recovery Zone Facility LR
(Community and Recreational
Sports Facilities Project)	5.25	2/1/41	2,460,000		928,994
Washington County Housing and
Redevelopment Authority,
Annual Appropriation Limited
Tax and Gross Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	2/1/32	610,000		612,086
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/30	1,000,000		1,205,190
Willmar,
GO, HR (Rice Memorial Hospital
Project)	5.00	2/1/24	1,000,000		1,202,820
Winona,

Health Care Facilities Revenue
(Winona Health Obligated Group)	5.15	7/1/31	1,500,000	1,590,900
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	5.00	7/1/34	500,000	528,640
U.S. Related--3.4%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000	483,750
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	2,000,000	2,038,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,250,000	1,377,200
Total Investments (cost $105,572,532)			98.5%	113,388,986
Cash and Receivables (Net)			1.5%	1,746,798
Net Assets			100.0%	115,135,784

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.

At January 31, 2013, net unrealized appreciation on investments was $7,816,454 of which $9,471,801 related to appreciated investment securities and $1,655,347 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	113,388,986	-	113,388,986

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Ohio Fund
January 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Ohio--84.4%
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.25	9/1/27	2,500,000	2,894,525
American Municipal Power, Inc.,
Revenue (American Municipal
Power Fremont Energy Center
Project)	5.00	2/15/21	375,000	452,250
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/16	600,000	617,142
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/21	730,000	783,458
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/25	500,000	523,005
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/30	400,000	411,896
Blue Ash,
Tax Increment Financing
Revenue (Duke Realty Ohio
Project)	5.00	12/1/35	1,000,000	1,021,480
Buckeye Tobacco Settlement
Financing Authority, Tobacco

Settlement Asset-Backed Bonds	5.13	6/1/24	2,475,000		2,294,696
Butler County,
Hospital Facilities Revenue
(Kettering Health Network
Obligated Group Project)	6.38	4/1/36	2,000,000		2,437,820
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	2,000,000		2,214,240
Cincinnati,
EDR (Baldwin 300 Project)	5.00	11/1/28	2,565,000		2,943,979
Cincinnati,
Water System Revenue	5.00	12/1/23	2,275,000		2,794,451
Cincinnati State Technical and
Community College, General
Receipts Bonds (Insured;
AMBAC) (Prerefunded)	5.25	10/1/13	2,375,000	[a]	2,452,662
Cleveland,
Airport System Revenue	5.00	1/1/20	1,500,000		1,768,620
Cleveland,
Airport System Revenue	5.00	1/1/31	1,000,000		1,123,380
Cleveland,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/21	8,000,000		10,023,920
Cleveland State University,
General Receipts Bonds	5.00	6/1/18	1,170,000		1,385,970
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project)	5.00	10/1/22	2,500,000		3,000,075
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.00	12/1/18	1,100,000		1,113,266
Cleveland-Cuyahoga County Port
Authority, Senior Special

Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,655,000		3,695,644
Columbus,
Limited Tax GO (Various
Purpose)	5.00	2/15/20	2,000,000		2,493,920
Cuyahoga Community College
District, General Receipts
Bonds	5.00	8/1/25	2,500,000		2,887,275
Franklin County,
Hospital Facilities Revenue
(OhioHealth Corporation)	5.00	11/15/20	700,000		853,174
Franklin County,
Hospital Improvement Revenue
(Nationwide Children's
Hospital Project)	5.00	11/1/34	3,850,000		4,246,627
Hamilton County,
Sales Tax Revenue (Insured;
AMBAC)	0.00	12/1/27	10,000,000	[b]	5,585,600
Hancock County,
Hospital Facilities Revenue
(Blanchard Valley Regional
Health Center)	5.00	12/1/21	1,500,000		1,713,750
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/13	1,655,000	[b]	1,651,045
Hilliard City School District,
GO School Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/14	1,655,000	[b]	1,638,665
Kent State University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/25	2,000,000		2,371,340
Lucas County,
HR (ProMedica Healthcare

Obligated Group)	5.75	11/15/31	1,200,000		1,455,816
Miami University,
General Receipts Revenue Bonds	5.00	9/1/22	2,140,000		2,616,599
Montgomery County,
Revenue (Miami Valley
Hospital) (Prerefunded)	6.25	11/15/14	2,500,000	[a]	2,763,975
Ohio,
Common Schools GO Bonds	5.00	9/15/18	1,500,000		1,822,275
Ohio,
Common Schools GO Bonds	5.00	9/15/18	3,500,000		4,251,975
Ohio,
Common Schools GO Bonds	5.00	9/15/21	1,000,000		1,257,760
Ohio,
Highway Capital Improvement GO
(Full Faith and Credit/Highway
User Receipts)	5.00	5/1/23	2,000,000		2,494,580
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	1,210,000		1,421,750
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
FGIC) (Prerefunded)	5.00	5/1/13	2,000,000	[a]	2,023,700
Ohio Higher Educational Facility
Commission, HR (Cleveland
Clinic Health System Obligated
Group)	5.50	1/1/43	3,000,000		3,339,660
Ohio Higher Educational Facility
Commission, Revenue (Case
Western Reserve University
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/25	2,985,000		3,834,680
Ohio Higher Educational Facility
Commission, Revenue
(University of Dayton Project)	5.00	12/1/19	500,000		608,750
Ohio State University,

General Receipts Bonds	5.00	12/1/23	40,000		52,143
Ohio State University,
General Receipts Bonds	5.00	12/1/23	960,000		1,212,739
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	2,100,000	[a]	2,135,553
Ohio State University,
General Receipts Bonds
(Prerefunded)	5.25	6/1/13	525,000	[a]	533,857
Ohio University,
General Receipts Bonds	5.00	12/1/19	2,560,000		3,118,643
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/15	1,450,000		1,635,440
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/18	3,710,000		4,543,377
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	2,000,000		2,421,900
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.50	2/1/25	2,020,000	c	1,883,731
Richland County,
GO Correctional Facilities
Bonds (Insured; Assured
Guaranty Municipal Corp.)	6.00	12/1/28	400,000		467,608
Toledo-Lucas County Port
Authority, Development Revenue
(Northwest Ohio Bond Fund -
Midwest Terminals Project)	6.00	11/15/27	1,570,000		1,631,246
University of Akron,

General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/28	1,500,000		1,704,645
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/29	1,000,000		1,131,730
University of Cincinnati,
General Receipts Bonds	5.00	6/1/22	1,535,000		1,921,544
University of Toledo,
General Receipts Bonds	5.00	6/1/24	1,665,000		1,958,240
Warren,
Waterworks Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	11/1/15	915,000		965,041
Wright State University,
General Receipts Bonds	5.00	5/1/22	1,000,000		1,193,930
U.S. Related--13.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	12,500,000	[b]	974,875
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,134,850
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.88	7/1/35	900,000		932,166
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	500,000		483,750
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/17	1,000,000		1,055,860
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/39	1,500,000		1,541,535
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,000,000		1,019,390
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public

Finance Guarantee Corp.)	5.50	7/1/15	1,000,000	1,063,240
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/23	1,000,000	1,008,320
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/31	3,370,000	3,781,983
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,061,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	2,000,000	2,230,240
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,750,000	1,928,080
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,500,000	1,639,530
Total Long-Term Municipal Investments
(cost $132,561,149)				143,652,181
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.8%	Rate (%)	Date	Amount ($)	Value ($)
Ohio;
Allen County,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; JPMorgan Chase Bank)
(cost $2,700,000)	0.12	2/1/13	2,700,000 [d]	2,700,000
Total Investments (cost $135,261,149)			99.7%	146,352,181
Cash and Receivables (Net)			.3%	475,484
Net Assets			100.0%	146,827,665

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security issued with a zero coupon. Income is recognized through the accretion of discount.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, this security was valued at $1,883,731 or 1.3% of net assets.
d Variable rate demand note - rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2013, net unrealized appreciation on investments was $11,091,032 of which $11,593,039 related to appreciated investment securities and $502,007 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation

IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	146,352,181	-	146,352,181

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania--85.4%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/25	1,000,000	1,149,010
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/26	1,000,000	1,144,120
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000	1,135,290
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/24	3,150,000	3,877,492
Allegheny County Hospital
Development Authority, HR
(South Hills Health System)	5.13	5/1/29	1,100,000	1,100,297
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/22	1,305,000	1,569,967
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/19	1,500,000	1,791,540
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/28	1,575,000	1,784,191
Bucks County Water and Sewer
Authority, Water System
Revenue (Insured; Assured

Guaranty Municipal Corp.)	5.00	12/1/29	1,250,000		1,462,237
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.80	4/20/29	5,135,000		5,164,321
Centre County Hospital Authority,
HR (Mount Nittany Medical
Center Project) (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	6.13	11/15/14	2,000,000	[a]	2,204,820
Charleroi Area School Authority,
School Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	10/1/20	2,000,000	[b]	1,654,000
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	6.38	12/15/37	1,600,000		1,685,856
Chester County School Authority,
School LR (Chester County
Intermediate Unit Project)
(Insured; AMBAC)	5.00	4/1/25	2,195,000		2,418,231
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,081,060
Commonwealth Financing Authority,
Revenue	5.00	6/1/19	500,000		603,365
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.35	1/1/20	515,000		515,896
Cumberland County Municipal
Authority, Revenue
(Presbyterian Homes Obligated
Group Project)	5.45	1/1/21	885,000		886,407
Dauphin County General Authority,
Health System Revenue

(Pinnacle Health System
Project)	5.00	6/1/42	1,500,000		1,616,400
Delaware County Industrial
Development Authority, Water
Facilities Revenue (Aqua
Pennsylvania, Inc. Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/1/37	3,165,000		3,296,284
Delaware River Port Authority,
Revenue	5.00	1/1/30	1,500,000		1,714,785
Delaware River Port Authority,
Revenue	5.00	1/1/35	1,500,000		1,699,620
Donegal School District,
GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,421,682
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.35	3/15/28	1,000,000		1,090,920
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/16	1,000,000	[b]	848,790
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/18	2,750,000	[b]	2,098,167
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/18	2,750,000	[b]	2,039,070
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/19	2,750,000	[b]	1,935,725
Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	5/1/20	2,750,000	[b]	1,879,377

Harrisburg Redevelopment
Authority, Guaranteed Revenue
(Insured; Assured Guaranty
Municipal Corp.)	0.00	11/1/20	2,500,000	[b]	1,664,250
McKeesport Area School District,
GO (Insured; AMBAC)	0.00	10/1/21	2,915,000	[b]	2,488,215
McKeesport Municipal Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/20	1,230,000		1,474,708
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/31	1,000,000		1,135,130
Montgomery County Industrial
Development Authority, Health
System Revenue (Jefferson
Health System)	5.00	10/1/41	2,000,000		2,221,000
Neshaminy School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/16	1,250,000		1,317,238
Norristown,
GO (Insured; Radian)	0.00	12/15/13	735,000	[b]	728,363
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.38	7/1/18	1,525,000		1,878,175
Pennsylvania Economic Development
Financing Authority, Sewage
Sludge Disposal Revenue
(Philadelphia Biosolids
Facility Project)	6.25	1/1/32	1,000,000		1,145,460
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/18	2,500,000		3,037,000
Pennsylvania Economic Development
Financing Authority,

Unemployment Compensation
Revenue	5.00	7/1/21	5,000,000	5,916,250
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Carnegie Mellon University)	5.00	8/1/21	3,000,000	3,544,620
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Edinboro University
Foundation Student Housing
Project at Edinboro University
of Pennsylvania)	5.88	7/1/38	2,000,000	2,198,300
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University)	5.00	4/1/24	1,100,000	1,322,508
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	2,000,000	2,470,840
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/31	1,300,000	1,521,741
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)	5.00	3/1/40	1,000,000	1,111,580
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.25	8/15/25	1,000,000	1,191,190
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	2,500,000	3,014,400
Pennsylvania Housing Finance
Agency, Capital Fund
Securitization Revenue
(Insured; Assured Guaranty

Municipal Corp.)	5.00	12/1/25	2,285,000		2,418,878
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/25	760,000		775,755
Pennsylvania Housing Finance
Agency, SFMR	4.60	10/1/27	5,000,000		5,188,400
Pennsylvania Housing Finance
Agency, SFMR	4.88	10/1/31	3,000,000		3,083,580
Pennsylvania Housing Finance
Agency, SFMR	4.70	10/1/37	1,695,000		1,734,832
Pennsylvania Industrial
Development Authority, EDR	5.50	7/1/23	900,000		1,077,687
Pennsylvania Industrial
Development Authority, EDR
(Prerefunded)	5.50	7/1/18	100,000	[a]	124,145
Pennsylvania State University,
Revenue	5.00	3/1/35	2,000,000		2,280,200
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue	5.00	12/1/37	5,325,000		6,033,119
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/22	1,815,000		2,041,585
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000		1,122,082
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	3,000,000		3,632,490
Philadelphia,
Airport Revenue	5.25	6/15/25	2,500,000		2,837,800
Philadelphia,
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/25	510,000		531,043
Philadelphia,
Gas Works Revenue (Insured;

Assured Guaranty Municipal
Corp.)	5.25	8/1/22	2,000,000	2,039,600
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	12/15/23	1,500,000	1,785,735
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/14	2,000,000	2,007,540
Philadelphia,
Water and Wastewater Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.60	8/1/18	800,000	972,256
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.50	9/15/37	1,700,000	1,715,045
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.15	5/1/27	1,230,000	1,234,084
Philadelphia Authority for
Industrial Development,
Revenue (Russell Byers Charter
School Project)	5.25	5/1/37	1,715,000	1,696,307
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	5.00	7/1/25	1,800,000	2,113,488
Philadelphia Housing Authority,
Capital Fund Program Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/21	1,685,000	1,706,164
Philadelphia Municipal Authority,
LR (Insured; Assured Guaranty
Municipal Corp.)	5.25	11/15/15	2,115,000	2,194,249
Philadelphia School District,
GO	5.25	9/1/23	1,000,000	1,167,960

Philadelphia School District,
GO	6.00	9/1/38	1,000,000	1,166,670
Pittsburgh Urban Redevelopment
Authority, MFHR (West Park
Court Project)
(Collateralized; GNMA)	4.90	11/20/47	1,255,000	1,315,027
Reading Area Water Authority,
Water Revenue	5.00	12/1/31	2,000,000	2,252,880
Schuylkill County Industrial
Development Authority, Revenue
(Charity Obligation Group)	5.00	11/1/14	790,000	792,899
State Public School Building
Authority, Community College
Revenue (Community College of
Philadelphia Project)	6.00	6/15/28	3,000,000	3,447,180
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/17	1,055,000	1,110,704
State Public School Building
Authority, Revenue (Central
Montgomery County Area
Vocational Technical School)
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	1,110,000	1,167,143
State Public School Building
Authority, School Revenue
(School District of Haverford
Township Project) (Insured;
XLCA)	5.25	3/15/25	3,360,000	3,765,082
State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/1/18	270,000	272,570

State Public School Building
Authority, School Revenue
(York School District Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	5/1/13	275,000	[a]	278,292
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/18	1,000,000		1,219,180
University Area Joint Authority,
Sewer Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/19	1,500,000		1,793,235
Wayne Memorial Hospital and Health
Facilities Authority, County
Guaranteed HR (Wayne Memorial
Hospital Project) (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	7/1/13	2,135,000	[a]	2,179,195
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/22	710,000		788,952
West Shore Area Authority,
HR (Holy Spirit Hospital of
the Sisters of Christian
Charity Project)	6.00	1/1/26	2,000,000		2,357,440
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project)	5.00	7/1/25	2,390,000		2,618,245
U.S. Related--12.2%
Guam,
Business Privilege Tax Revenue	5.00	1/1/42	1,000,000		1,105,540
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,115,000
Guam Power Authority,
Revenue	5.50	10/1/30	1,000,000		1,134,850
Guam Waterworks Authority,
Water and Wastewater System

Revenue	5.50	7/1/16	320,000	329,677
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,043,720
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/44	2,500,000	2,584,300
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,000,000	1,021,250
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	1,500,000	1,602,480
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,051,000
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	2,000,000	2,070,020
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	1,185,000	1,207,977
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	1,500,000	1,511,385
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	1,170,000	1,196,161
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/39	1,690,000	1,884,553
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,652,640
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,841,625
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Note)	5.00	10/1/25	1,000,000	1,093,020

Total Long-Term Municipal Investments
(cost $181,257,319)				194,733,804
Short-Term Municipal	Coupon	Maturity	Principal
Investment--.7%	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania;
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; JPMorgan
Chase Bank)
(cost $1,400,000)	0.07	2/1/13	1,400,000 [c]	1,400,000
Total Investments (cost $182,657,319)			98.3%	196,133,804
Cash and Receivables (Net)			1.7%	3,481,044
Net Assets			100.0%	199,614,848

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At January 31, 2013, net unrealized appreciation on investments was $13,476,485 of which $13,579,507 related to appreciated investment securities and $103,022 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	196,133,804	-	196,133,804

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)